Other Expenses, By Nature	12 Months Ended
Dec. 31, 2021
OTHER EXPENSES, BY NATURE
Other Expenses, By Nature

31.  OTHER EXPENSE, BY NATURE

Other miscellaneous operating expense for the years ended December 31, 2021, 2020 and 2019, are detailed as follows:

	For the years ended December 31,
	2021	2020	2019
Other Expenses by nature	ThCh$	ThCh$	ThCh$
Professional, outsourced and other services	(74,650,311)	(74,630,728)	(60,819,733)
Administrative expenses	(9,072,602)	(7,214,238)	(8,893,785)
Repairs and maintenance	(43,670,583)	(49,051,950)	(50,846,851)
Indemnities and fines	(76,693)	(1,029,517)	(1,243,376)
Taxes and charges	(6,316,351)	(5,675,978)	(6,802,176)
Insurance premiums	(23,487,377)	(19,992,385)	(19,200,681)
Leases and rental costs	(3,790,971)	(4,958,760)	(3,824,195)
Marketing, public relations and advertising	(1,971,879)	(2,491,884)	(3,274,693)
Write-off of Property, Plant and Equipment (*)	—	—	(3,510,591)
Travel expenses	(1,220,870)	(2,223,358)	(3,991,349)
Environmental expenses	(7,998,327)	(8,313,182)	(9,886,690)
Other supplies and services	(17,294,861)	(15,011,354)	(11,849,020)
Total	(189,550,825)	(190,593,334)	(184,143,140)

(*) See explanation in Note 15 c) paragraph vi).